SUPPLEMENT DATED JANUARY 31, 2016

FIRST INVESTORS LIFE SERIES FUNDS
PROSPECTUS
DATED MAY 1, 2015

FIRST INVESTORS LIFE SERIES BALANCED INCOME FUND
PROSPECTUS
DATED NOVEMBER 2, 2015

FIRST INVESTORS TAX EXEMPT FUNDS
PROSPECTUS
DATED MAY 1, 2015

The following changes are made to the First Investors Life Series Funds prospectus:

1.	In the “Funds Summary Section” for the First Investors Life Series Fund For Income, the paragraph headed “Floating Rate Loan Risk” is deleted in its entirety and replaced with the following:

Floating Rate Loan Risk.  The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate.  It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect the ability to timely honor redemptions.  In the event of a default, it may be difficult to collect on any collateral and a floating rate loan can decline significantly in value.  Access to collateral may also be limited by bankruptcy or other insolvency laws.  Although senior loans may be senior to equity and debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.  If a floating rate loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In addition, high yield floating rate loans usually are more credit sensitive.  Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, therefore, may not be entitled to rely on the anti-fraud provisions of the federal securities laws.

2.	In the “Funds in Greater Detail” section for the First Investors Life Series Fund For Income, the three paragraphs under “Floating Rate Loan Risk” are deleted in their entirety and replaced with the following:

The value of any collateral securing a floating rate loan may decline, be insufficient to meet the obligations of the borrower, or be difficult or costly to liquidate. In the event of a default, it may be difficult to collect on any collateral, it would not be possible to collect on any collateral for an uncollateralized loan, and the value of a floating rate loan can decline significantly. Access to collateral may also be limited by bankruptcy or other insolvency laws. If a floating rate loan is acquired through an assignment, the acquirer may not be able to unilaterally enforce all rights and remedies under the loan and with regard to the associated collateral.

Although senior loans may be senior to equity and debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.  Difficulty in selling a floating rate loan can result in a loss.  Loans trade in an over-the-counter market, and confirmation and settlement may take significantly longer than 7 days to complete. Extended trade settlement periods may in unusual market conditions with a high volume of redemptions present a risk regarding the Fund’s ability to timely honor redemptions.  Due to the lack of a regular trading market for loans, loans are subject to irregular trading activity and wide bid/ask spreads and may be difficult to value.

High yield floating rate loans, like high-yield debt securities, or junk bonds, usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.  Generally, there is less readily available, reliable public information about the loans.  Therefore, the Fund may be required to rely on its own evaluation and judgment of a borrower’s credit quality in addition to any available independent sources to value loans. Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers therefore may not be entitled to rely on the anti-fraud provisions of the federal securities laws.

3.	In “The Funds Summary Section” for the First Investors Life Series Government Fund, the information in the “Portfolio Manager” sub-section is deleted in its entirety and replaced with the following:

Rodwell Chadehumbe serves as Portfolio Manager of the Fund and has served as Portfolio Manager or Co-Portfolio Manager of the Fund since December 2012.

4.	In “The Funds Summary Section” for the First Investors Life Series Investment Grade Fund, the information in the “Portfolio Manager” sub-section is deleted in its entirety and replaced with the following:

Rajeev Sharma serves as Portfolio Manager of the Fund and has served as Portfolio Manager or Co-Portfolio Manager of the Fund since 2009.

5.	In “The Funds Summary Section” for the First Investors Life Series Growth & Income Fund, the paragraph headed “Market Risk” is deleted in its entirety and replaced with the following:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that an investment therein will be less volatile than the general stock market.  The Fund’s investments in potential growth opportunities may increase the potential volatility of its share price.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

6.	In “The Funds in Greater Detail” section for the First Investors Life Series Growth & Income Fund, the two paragraphs under “Market Risk” are deleted in their entirety and replaced with the following:

Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to general economic and market conditions, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.  Stock markets tend to run in cycles with periods when prices generally go up, known as “bull” markets, and periods when stock prices generally go down, referred to as “bear” markets.  In addition, adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemption requests by shareholders.  The risk of loss increases if the redemption requests are unusually large or frequent.

While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that investments therein will be less volatile than the general stock market.  Depending upon market conditions, the income from dividend-paying stocks and other investments may not be sufficient to provide a cushion against general market downturns.  Moreover, if the Fund cannot identify dividend-paying stocks that it believes have sufficient growth potential, it may have a substantial portion of its portfolio in non-dividend paying stocks.  The Fund’s investments in potential growth opportunities may increase the potential volatility of its share price.

7.	In “The Funds Summary Section” for the First Investors Life Series Limited Duration High Quality Bond Fund, the following is added as a principal risk of the Fund:

Sector Risk.  Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which could be affected by the same economic or market conditions.

8.	In the “Funds in Greater Detail” section for the First Investors Life Series Limited Duration High Quality Bond Fund, the following is added as a principal risk of the Fund:

Sector Risk:
Issuers that are engaged in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the securities of issuers in a particular sector market to change.  To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

9.	In the “Fund Management in Greater Detail” section, the fifth paragraph under the heading “The Adviser” is deleted in its entirety and replaced with the following:
Clark D. Wagner has served as Director of Fixed Income since 2001 and serves as Portfolio Manager of the Limited Duration High Quality Bond Fund. He has served as Portfolio Manager or Co-Portfolio Manager of the Limited Duration High Quality Bond Fund since its inception in 2014. Mr. Wagner also serves as a Portfolio Manager and Co-Portfolio Manager for other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.
10.	In the “Fund Management in Greater Detail” section, the eighth paragraph under the heading “The Adviser” is deleted in its entirety and replaced with the following:
Rajeev Sharma serves as the Portfolio Manager of the Investment Grade Fund and has served as Portfolio Manager or Co-Portfolio Manager of the Fund since 2009.  Mr. Sharma has served as Portfolio Manager of the Limited Duration High Quality Bond Fund since its inception in 2014.  He also serves as Portfolio Manager of other First Investors Funds. Mr. Sharma joined FIMCO in 2009 and prior to joining FIMCO, Mr. Sharma was a Vice-President and Senior Corporate Credit Analyst at Lazard Asset Management, LLC (2005-2009).
11.	In the “Fund Management in Greater Detail” section, the tenth paragraph under the heading “The Adviser” is deleted in its entirety and replaced with the following:
Rodwell Chadehumbe serves as the Portfolio Manager of the Government Fund and has served as Portfolio Manager or Co-Portfolio Manager of the Fund since 2012.  Mr. Chadehumbe has served as Portfolio Manager of the Limited Duration High Quality Bond Fund since its inception in 2014.  He also serves as Portfolio Manager of other First Investors Funds. Prior to joining FIMCO in 2012, Mr. Chadehumbe served as Portfolio Manager at Clear Arc Capital, Inc. (f/k/a Fifth Third Asset Management, Inc.) (2008-2012).

12.	The following sub-section is added at the end of the “Shareholder Information” section:

Additional Information

The First Investors Life Series Funds (the “Trust”) enters into contractual arrangements with various parties, including among others, the Funds’ investment adviser, sub-adviser(s) (if applicable), principal underwriter, custodian and transfer agent who provide services to the Funds. Contractowners and policy holders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any contractowner or policy holder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This prospectus provides information concerning the Funds that you should consider in making allocation decisions. Neither this prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust or any First Investors Fund and any investor, or to give rise to any rights in any contractowner or policy holder or other person other than any rights under federal or state law that may not be waived.
The following changes are made to the First Investors Life Series Balanced Income Fund Prospectus:

1.	In the “Fund Summary Section”, the paragraph headed “Floating Rate Loan Risk” is deleted in its entirety and replaced with the following:

Floating Rate Loan Risk.  The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate.  It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect the ability to timely honor redemptions.  In the event of a default, it may be difficult to collect on any collateral and a floating rate loan can decline significantly in value.  Access to collateral may also be limited by bankruptcy or other insolvency laws.  Although senior loans may be senior to equity and debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.  If a floating rate loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In addition, high yield floating rate loans usually are more credit sensitive.  Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, therefore, may not be entitled to rely on the anti-fraud provisions of the federal securities laws.

2.	In the “Fund in Greater Detail” section, the three paragraphs under “Floating Rate Loan Risk” are deleted in their entirety and replaced with the following:

The value of any collateral securing a floating rate loan may decline, be insufficient to meet the obligations of the borrower, or be difficult or costly to liquidate. In the event of a default, it may be difficult to collect on any collateral, it would not be possible to collect on any collateral for an uncollateralized loan, and the value of a floating rate loan can decline significantly. Access to collateral may also be limited by bankruptcy or other insolvency laws. If a floating rate loan is acquired through an assignment, the acquirer may not be able to unilaterally enforce all rights and remedies under the loan and with regard to the associated collateral.

Although senior loans may be senior to equity and debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.  Difficulty in selling a floating rate loan can result in a loss.  Loans trade in an over-the-counter market, and confirmation and settlement may take significantly longer than 7 days to complete. Extended trade settlement periods may in unusual market conditions with a high volume of redemptions present a risk regarding the Fund’s ability to timely honor redemptions.  Due to the lack of a regular trading market for loans, loans are subject to irregular trading activity and wide bid/ask spreads and may be difficult to value.

High yield floating rate loans, like high-yield debt securities, or junk bonds, usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market.  Generally, there is less readily available, reliable public information about the loans.  Therefore, the Fund may be required to rely on its own evaluation and judgment of a borrower’s credit quality in addition to any available independent sources to value loans. Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers therefore may not be entitled to rely on the anti-fraud provisions of the federal securities laws.

3.	The following sub-section is added at the end of the “Shareholder Information” section:

Additional Information
The First Investors Life Series Funds (the “Trust”) enters into contractual arrangements with various parties, including among others, the Funds’ investment adviser, sub-adviser(s) (if applicable), principal underwriter, custodian and transfer agent who provide services to the Funds. Contractowners and policy holders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any contractowner or policy holder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This prospectus provides information concerning the Funds that you should consider in making allocation decisions. Neither this prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust or any First Investors Fund and any investor, or to give rise to any rights in any contractowner or policy holder or other person other than any rights under federal or state law that may not be waived.
The following changes are made to the First Investors Tax Exempt Funds Prospectus:
1.	In the “Shareholder Information” section, the first paragraph under the heading “3. Signature Guarantee Policies and Other Procedures” in the “How Do I Make Subsequent Transactions” sub-section is deleted in its entirety and replaced with the following:

The Funds require written instructions signed by all owners with a signature guarantee from a financial institution that is a member of the Securities Transfer Agents Medallion Program for: all redemption requests over $100,000, except for redemptions made via draft check; redemption checks made payable to any person(s) other than the registered shareholder(s) excluding those which are made payable to a corporate affiliate of FIMCO for the benefit of the registered shareholder(s); redemption checks mailed to an address other than the address of record; and for redemptions to the address of record when the address of record has changed within thirty (30) days of the request (unless the written address change request was signed by all owners and signature guaranteed).  The Funds may also require signature guarantees to establish or amend certain account privileges or services and in certain other situations.  These are described in the Funds’ SAI.

2.	In the “Shareholder Information” section, the second paragraph in the “How Are Transactions Processed” sub-section is deleted in its entirety and replaced with the following:

The Funds have authorized certain third party financial intermediaries, such as broker-dealers and third party administrators to receive purchase and redemption orders on behalf of the Funds and to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds.  The Fund will be deemed to have received a purchase or redemption order when an authorized financial intermediary or, if applicable, the financial intermediary’s authorized designee, receives the order.  Once an order has been received by a Fund from an authorized financial intermediary or its authorized designee, the order will be priced at the Fund’s next computed offering price for a purchase or next computed NAV minus any applicable CDSC for a redemption.  You should contact your financial intermediary to find out by what time your purchase or redemption order must be received so that it can be processed the same day.  It is the responsibility of your financial intermediary to transmit orders that will be received by the Fund in proper form and by our processing deadline.

3.	In the “Shareholder Information” section, the items numbered 9, 10 and 11 under the heading “B. Sales Charge Waivers and Discounts” in the “Are Sales Charge Discounts and Waivers Available” sub-section are deleted in their entirety and replaced with item 9 below. Each item thereafter is renumbered accordingly and any reference to the old item numbers is replaced with the corresponding new item number.

9.  By a group retirement plan, which includes 401(k) plans, profit sharing plans, money purchase plans, defined benefit plans, Keoghs, ERISA 403(b)s and target benefit plans available through a retirement plan recordkeeper or third party administrator.  Investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class A shares at net asset value.

4.	The following sub-section is added at the end of the “Shareholder Information” section:

Additional Information

The First Investors Tax Exempt Funds (the “Trust”) enters into contractual arrangements with various parties, including among others, the Funds’ investment adviser, sub-adviser(s) (if applicable), principal underwriter, custodian and transfer agent who provide services to the Funds. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This prospectus provides information concerning the Funds that you should consider in determining whether to purchase Fund shares. Neither this prospectus nor the SAI is intended, or should be read, to be or give rise to an agreement or contract between the Trust or any First Investors Fund and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

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Please retain this Supplement for future reference.

LTP0116

SUPPLEMENT DATED JANUARY 31, 2016

FIRST INVESTORS EQUITY FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2016

FIRST INVESTORS LIFE SERIES FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2015

FIRST INVESTORS TAX EXEMPT FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2015

The following change is made to the First Investors Equity Funds Statement of Additional Information (“SAI”):

1.	In Appendix B to Part I of the SAI, the following is added as the first sentence of item (4) under the heading “Fundamental Policies”:

All Funds other than the Real Estate Fund.

The following changes are made to the First Investors Life Series Funds SAI:

1.	In Part I of the SAI, the list of First Investors Life Series Funds for Clark D. Wagner in the “Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2014” table in the “Portfolio Managers” section is deleted in its entirety and replaced with the following:
Life Series Limited Duration High Quality Bond Fund
Life Series Total Return Fund

2.	In Part I of the SAI, the row for Clark D. Wagner in the “Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2014” table in the “Portfolio Managers” section is deleted in its entirety and replaced with the following:
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
Clark D. Wagner	Life Series Limited Duration High Quality Bond Fund	None
	Life Series Total Return Fund	None

The following changes are made to the First Investors Tax Exempt Funds SAI:

1.	In Part II of the SAI, the last paragraph under the heading “Telephone Redemptions and Other Instructions” in the “Additional Information Concerning Purchases, Redemptions, Pricing, and Shareholder Services” section is deleted in its entirety and replaced with the following:
As long as you have telephone privileges, you may be able to establish Systematic Withdrawal payments as well as change the amount of your Systematic Withdrawal payments on non-retirement and certain retirement accounts, and authorize certain fees to be deducted from your account on certain account registrations.
2.	In Part II of the SAI, item number 3 in the list of sales charge discounts and waivers under the heading “Additional Information About Sales Charge Discounts and Waivers” in the “Additional

Information Concerning Purchases, Redemptions, Pricing, and Shareholder Services” section is deleted in its entirety and replaced with the following:

3. If you own Class A shares of Fund For Income that are attributable to your investment in the Executive Investors High Yield Fund or you own shares of Class A shares of the Growth and Income Fund that are attributable to your investment in the Executive Investors Blue Chip Fund and you have owned these shares continuously since March 13, 2000, or if you have continuously owned Class A shares of the Tax Exempt Opportunities Fund since December 17, 2000, the fund account in which you own these shares is entitled to the following special sales charge rate on additional investments in those funds: a sales charge (expressed as a percentage of offering price) of 4.75% on investments less than $100,000; 3.90% on investments of $100,000-$249,999; 2.90% on investments of $250,000-$499,999; and 2.40% on investments of $500,000-$999,999.

3.	In Part II of the SAI, item number 6 in the list of information about ROI and SOI policies under the heading “Additional Information About Sales Charge Discounts and Waivers” in the “Additional Information Concerning Purchases, Redemptions, Pricing, and Shareholder Services” section is deleted in its entirety and replaced with the following:

Investments in group retirement plans including 401(k) plans, profit sharing plans, money purchase plans, deferred benefit plans, Keoghs, ERISA 403(b) and target benefit plans available through a retirement plan recordkeeper or third party administrator are not considered for purposes of any individual participant’s ROA or SOI privileges.

4.	In Part II of the SAI, the following is added at the end of the first paragraph under the heading “Additional Information About Our Signature Guarantee Policies” in the “Additional Information Concerning Purchases, Redemptions, Pricing, and Shareholder Services” section:

For items 5 and 9, the Funds’ transfer agent at its discretion, may employ other procedures in lieu of requiring a medallion signature guarantee.

5.	In Part II of the SAI, the following is added as the second sentence of the third paragraph under the heading “Missing Or Incorrect TINs and Returned Mail” in the “Additional Information Concerning Purchases, Redemptions, Pricing, and Shareholder Services” section:

In certain circumstances, the Funds’ transfer agent, at its discretion, may employ other procedures in lieu of requiring a signature guarantee.

6.	In Part II of the SAI, the last paragraph under the heading “E-Mail Policies” in the “Additional Information Concerning Purchases, Redemptions, Pricing, and Shareholder Services” section is deleted in its entirety and replaced with the following:
Except for purchase orders received from a retirement plan employer or Third Party Administrator, e-mail cannot be used to place purchase, exchange, transfer, and/or redemption orders.  The First Investors Funds will not honor trades or address change requests sent to us from customers via e-mail.

* * * * *
Please retain this Supplement for future reference.

ETSAI116